Loss Per Share - Schedule of Computation of Diluted Net Loss Per Share (Details) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Computation of Diluted Net Loss Per Share [Abstract]
Total	390,010	1,603
Options [Member]
Schedule of Computation of Diluted Net Loss Per Share [Abstract]
Total	164	164
IPO Warrants [Member]
Schedule of Computation of Diluted Net Loss Per Share [Abstract]
Total	958	958
April 2026 Warrants [Member]
Schedule of Computation of Diluted Net Loss Per Share [Abstract]
Total	388,888
Series A Warrants [Member]
Schedule of Computation of Diluted Net Loss Per Share [Abstract]
Total		139
Exchange Warrants [Member]
Schedule of Computation of Diluted Net Loss Per Share [Abstract]
Total	0	342